Summary Prospectus August 19, 2024

Barrow Hanley International Value Fund

Class	/ Ticker	Institutional Shares	(BNIVX)	Investor Shares	(Not currently offered)	Advisor Shares	(Not currently offered)	Class Z Shares	(Not currently offered)

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated August 19, 2024, as revised from time to time, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to https://connect.rightprospectus.com/BarrowHanley, call 866-260-9549 (toll free) or 312-557-5913, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

You may elect to receive the Summary Prospectus or certain other Fund documents and communications by electronic delivery only. To request electronic delivery call 866-260-9549 (toll free) or 312-557-5913 or contact your financial intermediary.

Investment Objective

The Barrow Hanley International Value Fund (the “Fund”) seeks to obtain higher returns compared to the MSCI EAFE Value Index, while maintaining lower risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)

	Institutional Shares	Advisor Shares	Investor Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None
Redemption Fee	None	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares		Advisor Shares		Investor Shares		Class Z Shares
Management Fee	0.66%		0.66%		0.66%		0.66%
Distribution (Rule 12b-1) Fees	None		0.10%		0.25%		None
Other Expenses[1]	0.31%		0.31%		0.31%		0.31%
Acquired Fund Fees and Expenses	None		None		None		None
Total Annual Fund Operating Expenses	0.97%		1.07%		1.22%		0.97%
Fee Waivers and Reimbursements	(0.12%	)[2]	(0.12%	)[2]	(0.12%	)[2]	(0.12%	)[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.85%		0.95%		1.10%		0.85%

[1]

Other Expenses have been adjusted from amounts incurred during the Barrow Hanley International Value Fund’s fiscal year ended October 31, 2023 to reflect estimated current expenses. The Barrow Hanley International Value Fund, a series of The Advisors’ Inner Circle Fund III, is the predecessor to the Fund (the “International Value Predecessor Fund”).

[2]

The Fund’s investment adviser (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.85% for Institutional Shares until February 1, 2026. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the investment advisory agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example and for the first year of the 3, 5 and 10 year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$87	$297	$525	$1,179
Advisor Shares	$97	$328	$578	$1,295
Investor Shares	$112	$375	$659	$1,467
Class Z Shares	$87	$297	$525	$1,179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended October 31, 2023, the International Value Predecessor Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

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Summary Prospectus	August 19, 2024	Perpetual Americas Funds

Principal Investment Strategies

Under normal circumstances, the Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies. If conditions are not favorable, the Fund will invest at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S. The non-U.S. companies in which the Fund invests primarily are located in developed market countries and to a lesser extent are located in emerging market countries. Emerging market countries, which may include frontier market countries, are countries represented in the MSCI Emerging Markets Index, the MSCI Frontier Markets Index and to the extent not represented in those indexes, Singapore and Hong Kong.

The Fund may invest in the securities of companies located in the People’s Republic of China (“China”), including A Shares of such companies that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

The Fund invests principally in common stock and sponsored and unsponsored ADRs and GDRs, of companies of any market capitalization. Barrow, Hanley, Mewhinney & Strauss, LLC’s, the Fund’s sub-adviser (the “Sub-Adviser” or “Barrow Hanley”), seeks to invest in companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In addition to valuation, Barrow Hanley typically also looks for companies with what Barrow Hanley believes are stronger than average balance sheets, attractive but sustainable dividend yields, temporarily depressed profitability, and stable-to-improving operating fundamentals. Barrow Hanley expects that the price-to-earnings and price-to-book ratios of the Fund’s aggregate portfolio typically will be lower than the broad market while simultaneously delivering an opportunity for what Barrow Hanley believes is attractive dividend yield.

Barrow Hanley pursues a value-oriented strategy and strives to construct a portfolio of securities, selected on a bottom-up basis, that trade at levels below the MSCI EAFE Index across certain metrics, such as price/earnings (on normalized earnings), price to book, enterprise value to free cash flow and enterprise value to sales ratios, while simultaneously providing dividend yield above the MSCI EAFE Index. Barrow Hanley’s International Value team employs a two-stage process - incorporating both quantitative and qualitative elements - to manage their investment research effort. Initially, the team uses a valuation based, quantitative screen to narrow down a broad universe of approximately 3,800 ex-US stocks to a universe of approximately 150-200 stocks (the “guidance list”) that appear to Barrow Hanley to have attractive valuations and also exhibit stable to improving operating fundamentals, strong operating cash flow, and a responsible balance sheet. This guidance list serves as the beginning of Barrow Hanley’s research team’s qualitative assessment. The research team further refines the guidance list using sector specific criteria (including, capital ratios for financials, price-to-net asset value metrics for energy, and other metrics), ultimately focusing on ideas that Barrow Hanley believes are compelling opportunities. In the fundamental stage of the investment process, the responsible analyst(s) conducts stock-specific research on each company of interest, including interviews with company management.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to

Summary Prospectus	August 19, 2024	Perpetual Americas Funds

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which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities.

Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Geographic Focus Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Management and Quantitative Screening Risk. Barrow Hanley’s use of a systematic quantitative screening process and judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities. Additionally, Barrow Hanley’s judgment regarding the investment criteria underlying the screening process may prove to be incorrect.

China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Stock Connect Investing Risk. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Performance Information

The International Value Predecessor Fund was reorganized into the Fund on August 18, 2024 following shareholder approval. The Fund commenced operations as of this date and assumed the financial and performance history of the International Value Predecessor Fund, and Class I shares of the International Value Predecessor Fund were reorganized into Institutional Shares of the Fund. The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the International Value Predecessor Fund for periods prior to reorganization) by showing how the Fund’s

Summary Prospectus	August 19, 2024	Perpetual Americas Funds

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performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance information is shown for Class I and Class Y Shares of the International Value Predecessor Fund as of December 31, 2023. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Class I Shares for year ended December 31*

Best quarter:	10/01/2022	12/31/2022	18.71%
Worst quarter:	07/01/2022	09/30/2022	(14.46%	)

*

The International Value Predecessor Fund’s fiscal year end is October 31. The Fund’s fiscal year end is September 30. The International Value Predecessor Fund’s most recent quarterly returns for Class I and Class Y shares, respectively, (since the end of the last calendar year (December 31, 2023)) through the end of the most recent quarter (March 31, 2024) were -0.83 and -0.83%.

Average Annual Total Returns – for the Periods Ended December 31, 2023

	1 Year	Since Inception[1]
Class I Shares – Before Taxes (No Load)	16.31%	6.51%
Class I Shares – After Taxes on Distributions (No Load)	15.60%	6.03%
Class I Shares – After Taxes on Distributions and Sale of Fund Shares (No Load)	10.47%	5.09%
Class Y Shares – Before Taxes (No Load)	16.20%	6.36%
MSCI EAFE Value Index (reflects no deductions for fees, expenses or taxes)*	18.95%	5.90%

[1]	Inception for Class I Shares and Class Y Shares is December 29, 2021.
*	Index returns shown are net of withholding taxes.

Portfolio Management

Investment Adviser

Barrow Hanley is the Fund’s sub-adviser, subject to supervision by the Board and the Adviser†.

†	The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.

Portfolio Managers

Randolph Wrighton, Jr., CFA

Senior Managing Director, Equity Portfolio Manager and Analyst

Length of Service: Since 2021*

Patrik Wibom

Director, Equity Portfolio Manager and Analyst

Length of Service: Since 2021*

*	Length of Service includes portfolio management services provided to the International Value Predecessor Fund, which reorganized into the Fund on August 18, 2024.

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional $100,000

Advisor No minimum

Investor No minimum

Class Z $10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Barrow Hanley International Value Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Distributions and Taxes

The Fund intends to make distributions that are generally taxable to you as ordinary income or capital gains, unless you invest through an IRA, 401(k), or other tax-advantaged arrangement. However, you may be subject to tax when you withdraw monies from a tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.